Stockholders' Equity (Series C Convertible Redeemable Preferred Stock) (Details) - Amended Series C Convertible Preferred Stock	Aug. 22, 2016 $ / shares
Class of Stock [Line Items]
Temporary equity par value (in dollars per share)	$ 1,000
Preferred stock, dividend rate, percentage	12.00%
Number of days per year over which the dividend rate is computed	360 days
Number of months per year over which the dividend rate is computed	12 months
Number of days in each month over which the dividend rate is computed	30 days
Early redemption premium (as a percent)	6.00%
Percent excluded from redemption fee	33.00%
Conversion price excluded from redemption fee (in dollars per share)	$ 5.00